Benefits and Interests of Directors (Directors' and Chief Executives' Emoluments) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		¥ 9,120		¥ 7,561		¥ 5,926
Retirement scheme contributions		225		159		143
Share option		0		0		505
Total		9,345		7,720		6,574
Directors and chief executives [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		2,488		2,258		2,091
Retirement scheme contributions		225		160		119
Discretionary bonus		6,035		4,701		2,842
Share option						427
Fees		600		600
Total		9,348		7,719		5,479
Gao Jinping [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits				215	[1]	201
Retirement scheme contributions				12	[1]	18
Discretionary bonus				549	[1]	540
Share option						157
Fees	[1]			0
Total				776	[1]	916
Wu Haijun [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		343		393	[2]
Retirement scheme contributions		26		19	[2]
Discretionary bonus		557		910	[2]
Fees		0		0	[2]
Total		926		1,322	[2]
Jin Qiang [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		289		226		241
Retirement scheme contributions		26		19		18
Discretionary bonus		745		523		470
Share option						135
Fees		0		0
Total		1,060		768		864
Shi Wei [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		329	[3]	84	[4]
Retirement scheme contributions		26	[3]	6	[4]
Discretionary bonus		797	[3]	58	[4]
Fees		0	[3]	0	[4]
Total		1,152	[3]	148	[4]
Guo Xiaojun [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		283	[5]	216		177
Retirement scheme contributions		26	[5]	19		18
Discretionary bonus		751	[5]	518		465
Share option						135
Fees		0	[5]	0
Total		1,060	[5]	753		795
Wang Zhiqing [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[6]					184
Retirement scheme contributions	[6]					16
Discretionary bonus	[6]					525
Share option	[6]					0
Total	[6]					725
Zhou Meiyun [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		248		185		148	[7]
Retirement scheme contributions		26		19		15	[7]
Discretionary bonus		709		498		125	[7]
Share option	[7]					0
Fees		0		0
Total		983		702		288	[7]
Ye Guohua [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[8]					15
Retirement scheme contributions	[8]					2
Discretionary bonus	[8]					13
Share option	[8]					0
Total	[8]					30
Jin Wenmin [member] | Executive Directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		260		187	[9]
Retirement scheme contributions		26		19	[9]
Discretionary bonus		721		528	[9]
Fees		0		0	[9]
Total		1,007		734	[9]
Zhang Yimin [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		0		0		150
Retirement scheme contributions		0		0		0
Discretionary bonus		0		0		0
Share option						0
Fees		150		150
Total		150		150		150
Liu Yunhong [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		0		0		150
Retirement scheme contributions		0		0		0
Discretionary bonus		0		0		0
Share option						0
Fees		150		150
Total		150		150		150
Du Weifeng [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		0		0		150
Retirement scheme contributions		0		0		0
Discretionary bonus		0		0		0
Share option						0
Fees		150		150
Total		150		150		150
Li Yuanqin [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		0		0		63	[10]
Retirement scheme contributions		0		0		0	[10]
Discretionary bonus		0		0		0	[10]
Share option	[10]					0
Fees		150		150
Total		150		150		63	[10]
Pan Fei [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[11]					19
Retirement scheme contributions	[11]					0
Discretionary bonus	[11]					0
Share option	[11]					0
Total	[11]					19
Pan Fei [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[12]					50
Retirement scheme contributions	[12]					0
Discretionary bonus	[12]					0
Share option	[12]					0
Total	[12]					50
Zuo Qiang [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		102	[13]	135		128
Retirement scheme contributions		15	[13]	17		15
Discretionary bonus		324	[13]	411		348
Share option						0
Fees		0	[13]	0
Total		441	[13]	563		491
Li Xiaoxia [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		102	[14]	143		127
Retirement scheme contributions		14	[14]	16		14
Discretionary bonus		529	[14]	418		313
Share option						0
Fees		0	[14]	0
Total		645	[14]	577		454
Ma Yanhui [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		267		274		63	[15]
Retirement scheme contributions		22		14		3	[15]
Discretionary bonus		685		288		43	[15]
Share option	[15]					0
Fees		0		0
Total		974		576		109	[15]
Zhang Feng [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[16]	31
Retirement scheme contributions	[16]	9
Discretionary bonus	[16]	107
Fees	[16]	0
Total	[16]	147
Chen Hongjun [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[17]	34
Retirement scheme contributions	[17]	9
Discretionary bonus	[17]	110
Fees	[17]	0
Total	[17]	153
Zheng Yunrui [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		100		100		100	[18]
Retirement scheme contributions		0		0		0	[18]
Discretionary bonus		0		0		0	[18]
Share option	[18]					0
Fees		0		0
Total		100		100		100	[18]
Cai Yanji [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits		100
Retirement scheme contributions		0
Discretionary bonus		0
Fees		0
Total		¥ 100
Cai Tingji [member] | Independent non-executive directors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits	[19]					75
Retirement scheme contributions	[19]					0
Discretionary bonus	[19]					0
Share option	[19]					0
Total	[19]					75
Cai Tingji [member] | Supervisors [member]
Disclosure of benefits and interests of directors [line items]
Salaries and other benefits				100		50	[10]
Retirement scheme contributions				0		0	[10]
Discretionary bonus				0		0	[10]
Share option	[10]					0
Fees				0
Total				¥ 100		¥ 50	[10]

[1]	Resigned in September 2018.
[2]	Resigned general manager in September 2018 while other titles remained.
[3]	Resigned in December 2019.
[4]	Appointed in September 2018.
[5]	Resigned in December 2019.
[6]	Resigned in November 2017.
[7]	Appointed in March 2017.
[8]	Resigned in January 2017.
[9]	Appointed in June 2018.
[10]	Appointed in July 2017.
[11]	Appointed in July 2017 and resigned in August 2017.
[12]	Appointed in January 2017 and resigned in June 2017.
[13]	Resigned in September 2019.
[14]	Resigned in September 2019.
[15]	Appointed in October 2017.
[16]	Appointed in October 2019.
[17]	Appointed in October 2019.
[18]	Appointed in January 2017.
[19]	Resigned in June 2017.